RELATED PARTY TRANSACTIONS - Accounts payable to affiliated corporations (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Total payables	$ 91.0	$ 95.5
Ultimate parent and parent corporation
RELATED PARTY TRANSACTIONS
Accounts payable	36.8	55.4
Interest payable		5.0
Corporations under common control
RELATED PARTY TRANSACTIONS
Accounts payable	$ 54.2	$ 35.1